CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2023
Latam Logistic Properties SA [member]
DisclosureofCashCashEquivalentsandRestrictedCashLineItems [Line Items]
SCHEDULE OF CASH AND CASH EQUIVALENTS

Cash and cash equivalents were as follows as of December 31, 2023, and 2022:

(in USD)	2023	2022
Bank accounts:
In COP	$1,445,179	$1,117,352
In CRC	6,599	15,287
In PEN	479,057	237,240
In USD	33,311,528	13,618,233
Total	$35,242,363	$14,988,112